Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 152,596	$ 277,924
Prepaid expenses and other current assets	7,382	16,656
Total current assets	160,398	295,358
Property and equipment, net	6,200	6,419
Operating right-of-use asset	7,338	2,952
Other non-current assets	6,831	3,164
Total assets	180,767	307,893
Current liabilities:
Accounts payable	9,245	10,954
Accrued expenses	29,890	43,295
Current portion of operating lease liability	1,595	2,063
Total current liabilities	40,730	56,312
Long-term debt, including final payment fee	0	206,968
Non-current portion of operating lease liability	6,453	1,110
Total liabilities	47,183	264,390
Commitments and contingencies (Note 10)
Stockholders’ equity:
Preferred stock, $0.0001 par value, 15,000,000 shares authorized and no shares outstanding as of December 31, 2024 and December 31, 2023	0	0
Common stock, $0.0001 par value, 120,000,000 shares authorized as of December 31, 2024 and December 31, 2023; 14,475,904 and 47,369,511 shares issued and outstanding as of December 31, 2024 and December 31, 2023, respectively	1	5
Additional paid-in-capital	239,715	657,232
Accumulated deficit	(106,132)	(613,734)
Total stockholders’ equity	133,584	43,503
Total liabilities and stockholders’ equity	180,767	307,893
Related Party
Current assets:
Accounts receivable	23	0
Nonrelated Party
Current assets:
Accounts receivable	$ 397	$ 778